Derivative Financial Instruments (Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Details) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)	¥ (1)	¥ (1)
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)		3
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)	(1)	(1)
Interest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)		¥ 3